Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Provision for income tax expense included in the financial statements(in thousands)
	Years Ended December 31,
	2020	2019	2018
Included in Net income:
Continuing operations	$3,207	2,962	524
Discontinued operations	-	2,542	45,286
	3,207	5,504	45,810
Comprehensive income	(92)	602	(275)

Total tax expense	$3,115	6,106	45,535

Provision for income taxes (in thousands)
	Year Ended December 31,
	2020	2019	2018
Current:
Federal	$(2,667)	(8,225)	28,512
State	(213)	(7,799)	15,024
	(2,880)	(16,024)	43,536
Deferred	5,995	22,130	1,999

Total	$3,115	6,106	45,535

Income tax reconciliation at statutory Federal income tax rate (in thousands)
	Year Ended December 31
	2020	2019	2018
Amount computed at statutory
Federal rate	$3,226	5,006	35,351
State income taxes (net of Federal
income tax benefit)	1,048	1,623	10,186
Carryback of net operating loss	(1,100)	-	-
Other, net	(59)	(523)	(2)
Provision for income taxes	$3,115	6,106	45,535

Deferred tax assets and deferred tax liabilities (in thousands)
	December 31,
	2020	2019	2018
Deferred tax liabilities:
Property and equipment	$56,314	49,932	28,329
Depletion	708	718	721
Unrealized rents	27	27	52
Prepaid expenses	50	76	38
Gross deferred tax liabilities	57,099	50,753	29,140
Deferred tax assets:
Employee benefits and other	993	642	1,159
Gross deferred tax assets	993	642	1,159
Net deferred tax liability	$56,106	50,111	27,981